UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007

Check here if Amendment: __; Amendment Number:    __
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Criterion Capital Management, LLC
Address:    One Maritime Plaza, Suite 1460
            San Francisco, CA  94111

Form 13F File Number:    28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      R. Daniel Beckham
Title:     Chief Operating Officer
Phone;     (415) 834-2417

Signature, Place and Date of Signing:

R. Daniel Beckham             San Francisco, CA   February 13, 2008

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:  None.

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:      887,000 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


NAME OF ISSUER      TITLE               VALUE              SH/  PUT/   INV.   OTHER  VOTING
                    OF      CUSIP       X1000   SHARES     PRN  CALL   DISC   MGR    AUTH
                    CLASS
                                                                                     SOLE
***FOCUS MEDIA      COMMON  34415V109   163788  2883090    SH          Sole          2883090
HLDG LTD            STOCKS
***GIGAMEDIA LTD    NASDAQ  Y2711Y104   135108  7205778    SH          Sole          7205778
                    OTC
                    ISSUES
***VANCEINFO        COMMON  921564100   4125    458313     SH          Sole          458313
TECHNOLOGIES INC    STOCKS
ADVENT SOFTWARE     NASDAQ  007974108   129188  2387955    SH          Sole          2387955
INC                 OTC
                    ISSUES
AMERICAN TOWER SYS  COMMON  029912201   147321  3458242    SH          Sole          3458242
CORP                STOCKS
COUNTRYWIDE         CALL    222372104   3800    425000     SH   CALL   Sole          425000
FINANCIAL CORP      OPTIONS
CROWN CASTLE INTL   NASDAQ  228227104   45858   1102358    SH          Sole          1102358
CORP                OTC
                    ISSUES
FU JI FOOD AND      NASDAQ  G3685B104   24903   10790000   SH          Sole          10790000
CATERING            OTC
                    ISSUES
LAMAR ADVERTISING   NASDAQ  512815101   49180   1023091    SH          Sole          1023091
CO-CL A             OTC
                    ISSUES
LEAP WIRELSS INTL   COMMON  521863308   38418   823714     SH          Sole          823714
INC                 STOCKS
NUANCE              NASDAQ  67020Y100   13603   728235     SH          Sole          728235
COMMUNICATIONS INC  OTC
                    ISSUES
ORASCOM TELECOM S   NASDAQ  4007739     58819   708661     SH          Sole          708661
A E                 OTC
                    ISSUES
RED HAT INC         CALL    756577102   8753    420000     SH   CALL   Sole          420000
                    OPTIONS
SAIC INC            NASDAQ  78390X101   36085   1793489    SH          Sole          1793489
                    OTC
                    ISSUES
SOLERA HOLDINGS     COMMON  83421A104   28051   1131983    SH          Sole          1131983
INC                 STOCKS

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